Significant Accounting Policies - Depreciation (Details)	12 Months Ended
Dec. 31, 2019
Buildings | Minimum
Depreciation and amortization
Estimated useful lives of certain depreciable assets	30 years
Buildings | Maximum
Depreciation and amortization
Estimated useful lives of certain depreciable assets	50 years
Building equipment | Minimum
Depreciation and amortization
Estimated useful lives of certain depreciable assets	10 years
Building equipment | Maximum
Depreciation and amortization
Estimated useful lives of certain depreciable assets	20 years
Land improvements
Depreciation and amortization
Estimated useful lives of certain depreciable assets	20 years
Production, engineering, office and other equipment | Minimum
Depreciation and amortization
Estimated useful lives of certain depreciable assets	2 years
Production, engineering, office and other equipment | Maximum
Depreciation and amortization
Estimated useful lives of certain depreciable assets	20 years
Information technology equipment | Minimum
Depreciation and amortization
Estimated useful lives of certain depreciable assets	1 year 6 months
Information technology equipment | Maximum
Depreciation and amortization
Estimated useful lives of certain depreciable assets	5 years
Leasehold improvements | Maximum
Depreciation and amortization
Estimated useful lives of certain depreciable assets	25 years